Other financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Financial Liabilities [Abstract]
Trade payables	€ 1,279		€ 1,323	€ 1,559
Clearing houses	165		434	767
Tax collection accounts: Public Institutions	4,122		3,968	3,212
Factoring accounts payable	409		263	290
Unsettled financial transactions	3,693		3,373	6,375
Lease liabilities	5,108	€ 7,180	190	202
Other financial liabilities	15,459		15,113	16,023
Other financial liabilities, total	€ 30,235		€ 24,664	€ 28,428